Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 09, 2018	Mar. 31, 2018	May 24, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value						$ 0.00001
Ordinary shares, authorized				50,000,000,000	3,263,949,065
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	216,972,050	10,456,075
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,432,015,450	2,418,910,250	2,371,289,450		335,534,850
Ordinary shares, shares outstanding	2,215,043,400	2,408,454,175	2,371,289,450		335,534,850
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004
Parent Company
Condensed Financial Statements, Captions [Line Items]
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	216,972,050	10,456,075
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,432,015,450	2,418,910,250
Ordinary shares, shares outstanding	2,215,043,400	2,408,454,175
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004